Note 18 - Financial instruments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
18.	FINANCIAL INSTRUMENTS

Information on the Company’s financial instruments was as follows:

(In Thousands)

	December 31
	2018		2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and cash equivalents	$32,414	$32,414	$28,520	$28,520
Restricted cash	34	34	35	35
Short-term investments	6,172	6,172	17,601	17,601
Long-term investments	10,445	10,445	3,112	3,112

The carrying amounts of cash and cash equivalents, restricted cash and short-term investments reported in the consolidated balance sheets approximate their estimated fair values.

Long-term investments in equity securities are reported at fair value for the year ended
December 31, 2018.
The Company utilizes the measurement alternative for equity investments in privately-held companies without readily determinable fair values and revalues these investments at cost less impairment, plus or minus observable price changes (in orderly transactions) of an identical or similar investment of the same issuer. Prior to the adoption of ASU
2016
-
01
in
2018,
these securities were accounted for using the cost method of accounting, and were measured at cost less other-than-temporary impairment.